CONTRACT LIABILITIES (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Contract Liabilities
Contract liabilities, current	$ 441,398	$ 3,421,720	$ 30,000
Contract liabilities, non-current	$ 113,691	$ 881,335